Notes Payable, net - Debt Schedule (Details) - USD ($)			12 Months Ended
	Nov. 01, 2017	Apr. 06, 2017	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Total notes payable			$ 11,947,000	$ 0
Capital lease obligations			896,000	0
Less deferred loan costs, net			240,000	0
Total notes payable less net deferred loan costs			11,707,000
Less current portion			(1,751,000)	0
Noncurrent portion			$ 9,956,000	0
Revolving Credit Facility [Member] | Facility due 2022 [Member]
Debt Instrument [Line Items]
Total notes payable				0
Revolving Credit Facility [Member] | Facility due 2022 [Member] | One-Month LIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			3.25%
Revolving Credit Facility [Member] | Facility due On Demand [Member]
Debt Instrument [Line Items]
Total notes payable				0
Revolving Credit Facility [Member] | Facility due On Demand [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate		1.00%	1.00%
Medium-term Notes [Member] | Term Loan due 2022 [Member]
Debt Instrument [Line Items]
Total notes payable	$ 0			0
Medium-term Notes [Member] | Term Loan due 2022 [Member] | One-Month LIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	3.25%
Medium-term Notes [Member] | Term Loan due 2022 [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			2.75%
Notes Payable to Banks [Member] | Term Loan Due October 2018 [Member]
Debt Instrument [Line Items]
Interest rate		5.00%	5.00%
Total notes payable				$ 0